BUSINESS COMBINATIONS AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
BUSINESS COMBINATIONS AND INVESTMENTS
Summary of purchase price allocation based on the best information available to GFL

The following table presents the purchase price allocation based on the best information available to GFL to date:

	Year ended December 31,
	2024	2023
Net working capital, including cash acquired of $9.3 million and $6.9 million, respectively	$6.1	$(26.4)
Property and equipment	373.5	469.5
Intangible assets	105.0	453.3
Goodwill	119.8	529.8
Lease obligations	(0.4)	(29.7)
Long-term debt	—	(182.5)
Other long-term liabilities	(2.4)	(1.1)
Landfill closure and post-closure obligations	(16.5)	(18.3)
Deferred income tax assets (liabilities)	6.1	(83.5)
Net assets acquired	$591.2	$1,111.1

Share capital in subsidiary issued	$—	$7.4
Cash paid	591.2	897.8
Contribution from non-controlling interests	—	205.9
Total Consideration	$591.2	$1,111.1

Summary of investments accounted for using the equity method

The following table presents the carrying value of GFL’s investments accounted for using the equity method for the periods indicated:

	December 31, 2024	December 31, 2023
Investment in associates	$217.6	$229.1
Investment in joint ventures	126.8	89.9
	$344.4	$319.0

Summary of investments in joint ventures using the equity method

	December 31, 2024	December 31, 2023
Investment in joint ventures, beginning of year	$89.9	$54.5
Contributions	24.9	44.9
Share of total comprehensive income	28.5	—
Distribution received	(25.9)	—
Change in foreign exchange	9.4	(9.5)
Investment in joint ventures, end of year	$126.8	$89.9